Net Loss Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as they would be anti-dilutive:

	March 31,
	2019	2018
Shares underlying warrants outstanding	738,070	788,812
Shares underlying options outstanding	832,855	719,447
Unvested restricted stock	49,365	83,722

The following securities have been excluded from the dilutive per share computation as they are antidilutive:

	December 31,
	2018	2017
Shares underlying options outstanding	826,126	752,367
Shares underlying warrants outstanding	738,018	788,812
Unvested restricted stock	48,890	88,817